CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription receivable [Member]	Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ 4,894,423	$ 10,351	$ 12,114,689	$ (2,211)	$ (21,795)	$ (7,206,611)
Balance (in shares) at Dec. 31, 2012		10,351,294
Interest on subscription receivable	(1)	0	0	(1)	0	0
Proceeds from subscription receivable	2,212	0	0	2,212	0	0
Stock-based compensation	263,593	0	263,593	0	0	0
Stock-based compensation (in shares)		0
Reverse acquisition of Nile	3,176,000	1,336	3,174,664	0	0	0
Reverse acquisition of Nile (in shares)		1,336,453
Unrealized gain on marketable securities	20,815	0	0	0	20,815	0
Net loss	(8,891,924)	0	0	0	0	(8,891,924)
Balance at Dec. 31, 2013	(534,882)	11,687	15,552,946	0	(980)	(16,098,535)
Balance (in shares) at Dec. 31, 2013		11,687,747
Stock-based compensation	496,939	5	496,934	0	0	0
Stock-based compensation (in shares)		4,165
Unrealized gain on marketable securities	980	0	0	0	980	0
Stock options and awards exercised	4,832	15	4,817	0	0	0
Stock options and awards exercised (in shares)		15,139
Net loss	(6,216,592)	0	0	0	0	(6,216,592)
Balance at Dec. 31, 2014	$ (6,248,723)	$ 11,707	$ 16,054,697	$ 0	$ 0	$ (22,315,127)
Balance (in shares) at Dec. 31, 2014		11,707,051